Derivative Instruments and Hedging Activities (Summary of Derivatives Additional Information Including Notional Amounts) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	[1]	¥ 1,176,589	¥ 989,966
Fair value	[1]	(5,420)	3,201
Currency option contracts purchased
Derivative [Line Items]
Notional amount		36,234	473
Fair value		15	7
Currency option contracts written
Derivative [Line Items]
Notional amount		36,164	460
Fair value		(1,790)	(5)
Currency swap agreements
Derivative [Line Items]
Notional amount		612,813	893,874
Fair value		490	(1,006)
Other currency contracts
Derivative [Line Items]
Notional amount	[1]	68,663	62,080
Fair value	[1]	2,164	2,971
Interest rate swap agreements
Derivative [Line Items]
Notional amount		979,554	994,133
Fair value		(1,969)	(16,019)
Interest rate swaption agreements
Derivative [Line Items]
Notional amount		38,700	18,700
Fair value		(205)	(58)
Equity future contracts
Derivative [Line Items]
Notional amount		129,526	63,354
Fair value		(746)	(871)
Equity swap agreements
Derivative [Line Items]
Notional amount		117,055	103,409
Fair value		(4,171)	18,281
Bond future contracts
Derivative [Line Items]
Notional amount		169,441	56,546
Fair value		15	16
Commodity future contracts
Derivative [Line Items]
Notional amount		2,957	1,465
Fair value		¥ 0	¥ 0

[1]	Revision has been made to correct the notional amount of foreign exchange forward contracts and the presentation of fair values of foreign exchange forward contracts and other currency contracts as of March 31, 2020.